BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Controlling Company (Details) - Telecom Argentina - shares	Dec. 31, 2019	Apr. 15, 2019
Cablevision Holding S.A.
Related party balances and transactions
Ownership percentage by parent	28.16%
VLG S.A.U. and Fintech Telecom, LLC
Related party balances and transactions
Ownership percentage by parent	21.84%
Percentage of shares contributed in voting trust	10.92%
Fintech and CVH
Related party balances and transactions
Ownership percentage by parent		50.00%
Number of shares contributed in voting trust		235,177,350